Commitments and Contingencies (Details) € in Thousands, $ in Thousands	Mar. 20, 2026 USD ($)	Mar. 18, 2026 USD ($)	Mar. 09, 2026	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)
Sale and Leaseback Financing Agreement [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Percentage of commitments to be financed			85.00%
Related Party [Member] | Former Parent [Member]
Commitments and Contingencies [Abstract]
Consideration settled				$ 19,500
Related Party [Member] | Former Parent [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Consideration settled	$ 23,500
Contractual Commitments to Shipyard for Newbuilding MR Tanker [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Contractual commitments payable		$ 45,200
Contractual commitment payable in 2026	6,780	6,780
Contractual commitments payable in 2028		4,520
Contractual commitments payable in 2029		$ 33,900
Contractual Commitments to Shipyard for Newbuilding Yacht [Member] | Related Party [Member] | Former Parent [Member]
Commitments and Contingencies [Abstract]
Contractual commitments payable				41,656	€ 35,500
Contractual commitment payable in 2026				21,121	18,000
Contractual commitments payable in 2027				$ 20,535	€ 17,500
Additional Contractual Obligations Pursuant to Newbuilding Yacht SPA [Member] | Related Party [Member] | Former Parent [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Contractual commitment payable in 2026	14,500
Consideration settled	$ 4,000